Supplement, dated July 12, 2010

to Prospectus, dated May 1, 2010

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

In the Summary Prospectus for the Equity Index Fund on page 3, the Portfolio Manager disclosure is hereby deleted and replaced with the following: “Benjamin L. Heben, Second Vice President of the Adviser, has been the portfolio manager of the Fund since July 2010.”

In the Summary Prospectus for the All America Fund on page 6, the last sentence of the Portfolio Manager disclosure is hereby deleted and replaced with the following: “The index portion of the Fund has been overseen by Benjamin L. Heben, Second Vice President of the Adviser, since July 2010.”

In the Summary Prospectus for the Mid-Cap Equity Index Fund on page 15, the Portfolio Manager disclosure is hereby deleted and replaced with the following: “Benjamin L. Heben, Second Vice President of the Adviser, has been the portfolio manager of the Fund since July 2010.”

In the Summary Prospectus for the International Fund on page 21, the Portfolio Manager disclosure is hereby deleted and replaced with the following: “Benjamin L. Heben, Second Vice President of the Adviser, has been the portfolio manager of the Fund since July 2010.”

On Page 92 of the Prospectus, under the section heading Portfolio Managers, the disclosure regarding Thomas J. Dillman relating to indexed investments is hereby deleted and replaced with the following:

“Benjamin L. Heben, Second Vice President of the Adviser handles indexed investments.  Mr. Heben joined the Adviser in July 2010 from Intrepid Capital Management, Inc. and has approximately 8 years of investment management experience. Mr. Heben has been responsible for the indexed portfolio of the All America Fund, and for the Equity Index Fund, Mid-Cap Equity Index Fund and International Fund since July 2010.”

Also on Page 92 of the Prospectus, under the sub-heading Equity Index Fund, the paragraph is hereby deleted and replaced with the following: “The Equity Index Fund is managed by Benjamin L. Heben. See “Portfolio Managers” for additional information.”

Also on Page 92 of the Prospectus, under the sub-heading All America Fund, delete the second to last sentence of the paragraph regarding Thomas J. Dillman and replace it with the following: “The index portion of the Fund is overseen by Benjamin L. Heben, Second Vice President of the Adviser.”

On Page 93 of the Prospectus, under the sub-heading Mid-Cap Equity Index Fund, the paragraph is hereby deleted and replaced with the following:

“The Mid-Cap Equity Index Fund is managed by Benjamin L. Heben. See “Portfolio Managers” for additional information.”

Also on Page 93 of the Prospectus, under the sub-heading International Fund, the paragraph is hereby deleted and replaced with the following:

“The International Fund is managed by Benjamin L. Heben. See “Portfolio Managers” for additional information.”

Supplement, dated July 12, 2010

to SAI, dated May 1, 2010

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On Page 26 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table for the Equity Index, Mid-Cap Equity Index, Equity Index (All America) and International Funds, replace “Thomas J. Dillman, Executive Vice President” with “Benjamin L. Heben, Second Vice President.”

On Page 28 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table, delete only the following information to the “Registered Investment Companies [Assets as of 12/31/09]” for Thomas J. Dillman and create an entry for Benjamin L. Heben with the following information:

“IC Equity Index Fund [$768 million] IC Mid-Cap Index Fund [$377 million] IC All America Fund Indexed portfolio [$151 million] IC International Fund [$33 million] MOAIF Equity Index Fund [$47 million] MOAIF Mid-Cap Index Fund [$44 million] MOAIF All America Fund Indexed portfolio [$27 million].”

On Page 30 of the Statement of Additional Information in the Portfolio Manager Compensation section, in the table, create an entry for “Benjamin L. Heben, Second Vice President” with the following related information:

“Length of Service: At Adviser since July 2010, 8 years investment experience

Role: Oversees the MOAIF and IC index portfolios and International Fund for IC

Education: Undergraduate, State University of New York at Binghamton; MBA New York University.”